REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of detail of revenues

The detail of revenues is as follows:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Passengers	8,708,988	8,494,477	7,877,715
Cargo	1,186,468	1,119,430	1,110,625
Total	9,895,456	9,613,907	8,988,340